Derivative Instruments - Summary of Interest Rate Swap Positions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Derivative [Line Items]
Margin on variable-rate debt	0.30%
Maximum [Member]
Derivative [Line Items]
Margin on variable-rate debt	2.80%